Employee Benefits - Additional Information (Detail) R$ / shares in Units, Unit_pure in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018	Dec. 31, 2018 shares	Dec. 31, 2018 R$ / shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017	Dec. 31, 2017 shares	Dec. 31, 2016 BRL (R$) shares
Statement [Line Items]
Number of options outstanding	17,568	18,342	18,342	18,342	18,342
Number of options exercised	604		1,671	3,344,000			1,612
Share based compensation expense | R$	R$ 119,659	R$ 62,933				R$ 26,937			R$ 11,367
Share Price | R$ / shares	R$ 38.67				R$ 45.00
Stock Option [Member]
Statement [Line Items]
Number of options outstanding	17,568	9,171	9,171	9,171	9,171	7,204	7,204	7,204	6,381
Number of options exercised	(3,278)		(98)	1,672,000			(10)	1,376,000	1,692,000
Number of new shares issued in options exercised	3,339,000
Number of treasury shares used in options exercised	1,148,000			98,000				10,000	0